Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings
Schedule of borrowings

	Thousands of Yen
	2021	2020
Borrowings (Due through 2035 with weighted average interest rates of 0.66% as of December 31, 2021, due through 2035 with weighted average interest rates of 1.33% as of December 31, 2020)	¥908,840	¥910,661
Current portion of borrowings	(162,252)	(242,281)
Total borrowings	¥746,588	¥668,380

Schedule of maturities of borrowings

Thousands of Yen
Year ending December 31:
2022	¥162,252
2023	99,252
2024	96,918
2025	88,438
2026	94,460
2027 and thereafter	367,520
Total	¥908,840